Earnings per share (Details)	12 Months Ended
	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2022 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year (excluding treasury shares)	166,156,732	166,156,732	165,957,378	165,726,030
Effect of treasury shares sold during the year	0	0	2,138	0
Effect of equity shares issued on exercise of stock options	236,971	236,971	75,374	156,667
Weighted average number of equity shares – Basic	166,393,703	166,393,703	166,034,890	165,882,697
Earnings per share of par value Rs.5 – Basic | (per share)	₨ 334.65	$ 4.02	₨ 271.43	₨ 142.08